Leases - Schedule of total lease cost (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Lessee, Lease, Description [Line Items]
Total lease costs	$ 159	$ 157	$ 158
Selling, general and administrative
Lessee, Lease, Description [Line Items]
Operating lease costs	104	110	115
Variable lease costs	24	22	20
Operating expenses
Lessee, Lease, Description [Line Items]
Operating lease costs	10	9	11
Short term lease costs	$ 21	$ 16	$ 12